Organization and Nature of Operations - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable interest entity
Accumulated deficit	¥ (6,805,635)	¥ (6,482,225)		$ (1,067,953)
Management fees paid	0	0	¥ 0
VIEs and VIEs' subsidiaries
Variable interest entity
Registered capitals and PRC statutory reserves	7,103,472	7,930,831
VIEs and VIEs' subsidiaries | PRC
Variable interest entity
Accumulated deficit	¥ 1,229,463	¥ 3,772,758